Deposits	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Deposits
10.	Deposits

					As at
	April 30, 2022						January 31 2022	January 31 2021
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$9,045	$10,512	$165,185		$68,105	$252,847	$247,067	$243,551
Business and government	166,454	36,886	42,316		323,612	569,268	559,616	511,348
Financial institutions	13,244	902	1,846		38,447	54,439	44,362	42,360
	$188,743	$48,300	$209,347	(4)	$430,164	$876,554	$851,045	$797,259
Recorded in:
Canada	$135,265	$28,383	$177,321		$281,918	$622,887	$603,352	$571,254
United States	41,340	143	924		52,404	94,811	100,715	87,626
United Kingdom	–	–	369		22,403	22,772	18,255	17,232
Mexico	–	6,193	7,528		13,239	26,960	26,173	24,259
Peru	5,693	191	5,576		4,170	15,630	15,513	14,520
Chile	1,792	5,947	167		12,796	20,702	22,229	20,631
Colombia	37	637	4,996		4,216	9,886	9,578	9,184
Other International	4,616	6,806	12,466		39,018	62,906	55,230	52,553
Total (5)	$188,743	$48,300	$209,347		$430,164	$876,554	$851,045	$797,259
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $157 (January 31, 2022 – $160; October 31, 2021 – $193) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $306,726
 (January 31, 2022 –
$295,809; October 31, 2021 – $259,027), deposits denominated in Chilean pesos amount to $17,298
 (January 31, 2022
– $19,027; October 31, 2021 – $17,841), deposits denominated in Mexican pesos amount to $24,912
 (January 31, 2022 –
$23,696; October 31, 2021 – $22,032) and deposits denominated in other foreign currencies amount to $104,324
 (January 31, 2022 – $
95,595; October 31, 2021 – $82,871).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at April 30, 2022	$46,662	$23,001	$50,159	$112,031	$22,406	$254,259
As at January 31, 2022	$46,763	$22,653	$36,392	$102,386	$21,922	$230,116
As at October 31, 2021	$34,829	$24,372	$30,918	$90,433	$20,688	$201,240
(1)	The majority of foreign term deposits are in excess of $ 100,000 .